13FCONP

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

~~8/11/00~~
2/14/01

00 11 0010

CONFIDENTIAL

FORM 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1999

Check here if Amendment [ ]; Amendment Number: ____________

This Amendment (Check only one):

[ ] is a restatement.

[ ] adds new holdings entries.

REC'D S.E.C.
FEB 25 2000
075

Institutional Investment Manager Filing this Report:

Name:	Thomas W. Smith			
Address:	323 Railroad Avenue	Greenwich	CT	06830
	(Street)	(City)	(State)	(Zip)

Form 13F File Number: 28-1909

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

CONFIDENTIAL TREATMENT EXPIRED

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas W. Smith

Title: Investment Manager

Phone: 203-661-1200

Signature, Place, and Date of Signing:

/s/ Thomas W. Smith
[*Signature*]

Greenwich, CT
[*City, State*]

February 14, 2000
[*Date*]

PROCESSED
FEB 07 2003
THOMSON
FINANCIAL

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	1	
Form 13F Information Table Entry Total:	7	
Form 13F Information Table Value Total:	$151,389	(thousands)

List of Other Included Managers:

No.	Form 13F File No.:	Name:
01	28-3444	Thomas N. Tryforos

FORM 13F INFORMATION TABLE

NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHARES/ PRN AMT	SH/ PRN	PUT/ CALL	INVSTMT DSCRETN	OTHER MANAGERS	VOTING AUTHORITY SOLE	SHARED	NONE
ICAN POWER CONV. CORP.(01)	COM	290661075	2292	86915	SH		SOLE		86915		
ICAN POWER CONV. CORP.(01)	COM	290661075	46338	1756900	SH		OTHER	01	1756900		
E, INC. (02)	COM	4866681023	979	30470	SH		SOLE		30470		
E, INC. (02)	COM	4866681023	35010	1089800	SH		OTHER	01	1089800		
S, INC. (03)	COM	009363102	12716	1338495	SH		OTHER	01	1338495		
E FOOD MARKET, INC. (04)	COM	9668371068	5264	113500	SH		SOLE		113500		
E FOOD MARKET, INC. (04)	COM	9668371068	48790	1052070	SH		OTHER	01	1052070		

osition B
osition D
osition E
osition A relating to a previously filed confidential treatment request.

CONFIDENTIAL